Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	KPMG LLP
Auditor Firm ID	85
Auditor Location	Toronto, Canada
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying balance sheet of Xanadu Quantum Technologies Limited (the “Company”) as of December 31, 2025, the related statement of operations and comprehensive loss, shareholders’ equity, and cash flows for the period from October 2, 2025 (Inception) through December 31, 2025, and the related notes (collectively, the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the period from October 2, 2025 (Inception) through December 31, 2025, in conformity with U.S. generally accepted accounting principles.